Employee Benefits (Actuarial Assumptions) (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.10%	3.00%	2.70%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.20%	3.30%	3.20%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.10%	2.20%	2.20%